SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Subsequent Event [Line Items]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date, and through the date that the financial statements were issued.

On April 30, 2026, in connection with the proposed Business Combination, the Company, Goodvision” and certain investors entered into a Securities Purchase Agreement (the “SPA”), pursuant to which such investors agreed to purchase securities of the post-combination company immediately prior to the closing of the Business Combination, subject to the terms and conditions set forth therein.

In connection with the SPA, the Company also entered into a Registration Rights Agreement (the “RRA”) with certain investors and other parties thereto, pursuant to which the Company agreed to provide certain registration rights with respect to the securities issued in connection with the Business Combination and related financing transactions.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or disclosure in the financial statements.

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date, and through the date that the financial statements were issued.

On March 9, 2026, the Company filed a Current Report on Form 8-K reporting that, on March 6, 2026, the Company, its wholly owned subsidiary, Calisa Merger Sub, and GoodVision AI Inc. entered into a definitive business combination agreement (the “Business Combination Agreement”). Pursuant to the terms of the Business Combination Agreement, Calisa Merger Sub will merge with and into GoodVision AI Inc., with GoodVision AI Inc. surviving as a direct, wholly owned subsidiary of the Company.

The Business Combination Agreement is subject to customary closing conditions, including, among other things, approval of the transaction by the Company’s shareholders and satisfaction of other conditions specified in the agreement.

On April 30, 2026, in furtherance of the transactions contemplated by the BCA, the Company and Goodvision entered into a subscription agreement (“SPA”) with an investor (the “Investor”), pursuant to which the Company will, immediately prior to, and contingent upon, the consummation of the Merger, issue 100,000 Class A ordinary shares to the Investor at a price of $10.00 per share, for aggregate gross proceeds to the Company of $1 million. The closing of the Subscription Agreement is conditioned upon, among other things, (i) the substantially concurrent consummation of the Merger and (ii) the accuracy of all representations and warranties of Goodvision in the Subscription Agreement (subject to certain bring-down standards).

In connection with the Subscription Agreement, the Company and Investor entered into a registration rights agreement (the “RRA”) providing certain registration rights to the Investor with respect to the shares to be sold pursuant to the Subscription Agreement.

Other than the foregoing, the Company did not identify any subsequent events that require recognition or disclosure in the accompanying financial statements.

Goodvision Inc [Member]
Subsequent Event [Line Items]
SUBSEQUENT EVENTS

11.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through April 3, 2026, which is the date these financial statements were available to be issued. The following subsequent events have been identified that require disclosure:

Reorganization and Recapitalization

Subsequent to September 30, 2025, the Company undertook certain reorganization steps in contemplation of a proposed business combination with a special purpose acquisition company (a “de-SPAC transaction”).

Share transfers at Goodvision, Inc. (California)

Following year end, certain shares of Goodvision, Inc. (California) (“Goodvision California” or the “Company”) held by the founders were transferred to new investors pursuant to stock transfer arrangements, resulting in the new investors becoming shareholders of Goodvision California.

GOODVISION, INC. NOTES TO THE FINANCIAL STATEMENTS FOR THE YEARS ENDED SEPTEMBER 30, 2025 AND 2024 (Expressed in U.S. Dollars)

Formation of Intermediate Holding Company

On October 17, 2025, Goodvision AI Inc., a Cayman Islands exempted company (“Goodvision Cayman”), was incorporated with authorized share capital of $50,000 consisting of 10,000 ordinary shares with a par value of $5.00 per share. On November 5, 2025, Goodvision Cayman issued 10,000 ordinary shares to GV Assets Holdings Limited, Guru Assets Holdings Limited, and certain other investors for aggregate gross proceeds of $50,000.

On November 11, 2025, Goodvision AI Ltd (“Goodvision BVI”), a British Virgin Islands business company, was formed as an intermediate holding company. Goodvision BVI is a wholly owned subsidiary of Goodvision Cayman. On November 20, 2025, all 1,000,000 shares of Goodvision California common stock were transferred from the existing shareholders of Goodvision California to Goodvision AI Ltd (“Goodvision BVI”) pursuant to share transfer agreements. As a result of these transfers, Goodvision BVI became the sole shareholder and holder of 100% of the issued and outstanding shares of Goodvision California.

As a result of the reorganization, Goodvision Cayman became the ultimate parent holding company of the group, with Goodvision BVI serving as an intermediate holding entity between Goodvision Cayman and the Company.

Impact on the historical financial statements presented and Regulation S-X considerations

The transactions described above occurred subsequent to September 30, 2025 and, accordingly, are not reflected in the accompanying historical financial statements as of and for the years ended September 30, 2025 and 2024.

The historical financial statements presented herein reflect Goodvision California as the accounting predecessor and do not give effect to the post-reorganization legal structure, ownership, or capital structure resulting from the share transfers and share exchange arrangements.

In connection with the contemplated de-SPAC transaction and related filings (including a registration/proxy statement on Form S-4), pro forma financial information giving effect to the reorganization and the de-SPAC transaction, as applicable, is expected to be presented separately in accordance with Article 11 of Regulation S-X (including Rule 11-02). The accompanying historical financial statements do not include such pro forma adjustments.

Business Combination Agreement

On March 6, 2026, Goodvision AI Inc., a Cayman Islands exempted company and the ultimate parent holding company of the Company (“Goodvision Cayman”), entered into a Business Combination Agreement (the “BCA”) with Calisa Acquisition Corp, a Cayman Islands exempted company (“Calisa” or the “SPAC”), and Calisa Merger Sub Inc., a Cayman Islands exempted company and wholly owned subsidiary of Calisa (“Merger Sub”). Pursuant to the BCA, Merger Sub will merge with and into Goodvision Cayman, with Goodvision Cayman surviving the merger as a wholly owned subsidiary of Calisa (the “Business Combination”).

The key terms of the BCA are as follows:

1.	Enterprise Value: The implied enterprise value of the Company is $180,000,000.
2.	Exchange Share Consideration: At the closing, the Company’s shareholders will receive 18,000,000 ordinary shares of the surviving public company (the “Exchange Share Consideration”), calculated as the enterprise value of $180,000,000 divided by $10.00 per share.
3.	Earnout Shares: Up to 3,600,000 additional earnout shares may be issuable to the Company’s shareholders in two equal tranches of 1,800,000 shares each, contingent upon the achievement of specified revenue targets and share price thresholds for fiscal years 2026 and 2027.

GOODVISION, INC. NOTES TO THE FINANCIAL STATEMENTS FOR THE YEARS ENDED SEPTEMBER 30, 2025 AND 2024 (Expressed in U.S. Dollars)

4.	Escrow: 10% of the Exchange Share Consideration will be held in escrow pursuant to the terms of the BCA.
5.	SPAC Rights Conversion: Each outstanding SPAC Right will convert into one-tenth of one ordinary share of the surviving public company at the effective time of the merger.
6.	Equity Incentive Plan: The BCA contemplates the adoption of an equity incentive plan reserving shares equal to approximately 5% of the fully diluted post-combination share count.

The Business Combination is expected to be accounted for as a reverse recapitalization in accordance with U.S. GAAP ASC 805, with Goodvision Cayman as the accounting acquirer. Under this method of accounting, the SPAC will be treated as the “acquired” company for financial reporting purposes, and the net assets of the SPAC will be stated at historical cost with no goodwill or other intangible assets recorded. The closing of the Business Combination is subject to customary conditions, including shareholder approval of both entities, and is expected to occur by April 23, 2027.

As of the date these financial statements were available to be issued, the Business Combination had not yet been consummated. No assets or liabilities related to the Business Combination have been recognized in the accompanying financial statements as of September 30, 2025. Estimated transaction costs associated with the Business Combination total approximately $3,000,000 and will be recorded in the period in which the transaction is completed.

Related Party Transactions

Repayment of Related Party Receivable

In January 2026, the Company received full repayment of all outstanding amounts under related party receivables that were recorded as of September 30, 2025. As a result, the related party receivable balance on the balance sheet as of September 30, 2025 has been fully collected subsequent to the balance sheet date.

Shareholder Payment of Professional Fees

Subsequent to September 30, 2025, GV Assets Holdings Limited, one of the Company’s shareholders holding 2,100 ordinary shares (21%) of Goodvision Cayman, paid approximately $522,400 of professional service fees on behalf of the Company in connection with the reorganization and the de-SPAC transaction. These fees included accounting advisory services, financial statement audit fees, and legal fees relating to the reorganization. The services were performed after the fiscal year end, and accordingly, no liability for these fees has been recorded in the accompanying financial statements as of September 30, 2025. The Company expects to reimburse GV Assets Holdings Limited for these amounts in the ordinary course of business, and such amounts will be recorded as a related party payable when the reimbursement obligation is formally recognized in the subsequent reporting period.

Other than the matters described above, management is not aware of any other subsequent events that would require recognition or disclosure in these financial statements.

Goodvision AI Inc [Member]
Subsequent Event [Line Items]
SUBSEQUENT EVENTS

Note 15. Subsequent Events

The Company has evaluated subsequent events through July 2nd, 2026, which is the date these financial statements were available to be issued.

Related Party Working Capital Loans

On April 6, 2026, the Company’s operating subsidiary, Goodvision Inc., entered into a working capital loan agreement with GV Assets Holdings Limited (the “Lender”), a shareholder of the Company, pursuant to which the Lender agreed to provide a short-term loan in the principal amount of $150,000. The loan bears interest at 2% per annum, calculated on a simple interest basis, accruing from the date of disbursement, and matures six months from the date of disbursement. The loan may be prepaid in whole or in part at any time without penalty and is to be used for working capital purposes. This loan is in addition to the $740,000 of short-term related party loans outstanding as of March 31, 2026 described in Note 8. In addition, on June 1, 2026, the Company entered into a working capital loan agreement with Waterdrip Investment Ltd, a related party, in the principal amount of $400,000. This loan bears interest at 2% per annum, calculated on a simple interest basis using a 365-day year and accruing from the date of disbursement, and matures six months from the date of disbursement. On June 4, 2026, the Company entered into an interest-free working capital loan agreement with Mr. Yi (Davy) Wang, the Company’s Chief Executive Officer and a director and shareholder, in the principal amount of $500,000, maturing six months from the date of disbursement. The proceeds of these loans are to be used for working capital purposes.

Subsequent to the loan agreements described above, on June 15, 2026, the Company’s board of directors approved an additional borrowing limit of $800,000 to fund the Company’s working capital needs. On June 18, 2026, the Company entered into a loan agreement with GV Assets Holdings Limited, a related party, for a loan in the principal amount of $110,000 drawn under this limit, and the related proceeds were received on June 24, 2026. The Company anticipates additional borrowings under the remaining amount available under the approved limit. These amounts were borrowed subsequent to March 31, 2026 and are not reflected in the accompanying condensed consolidated balance sheet as of that date.

Securities Purchase Agreement and Equity Financing

On April 30, 2026, the Company entered into an amended and restated securities purchase agreement with an accredited investor (the “Investor”), pursuant to which, upon consummation of the Business Combination, the surviving public company will issue 100,000 Class A ordinary shares to the Investor for an aggregate subscription amount of $1,000,000 ($10.00 per share). In connection with the financing, the Company and Calisa Acquisition Corp. entered into a registration rights agreement providing the Investor with registration rights covering the resale of the shares. The financing was conducted in reliance on Regulation S under the Securities Act of 1933, as amended, and the related proceeds were received subsequent to March 31, 2026 and are not reflected in the accompanying condensed consolidated balance sheet as of that date.

Convertible Note Financing

On May 20, 2026, the Company issued a convertible promissory note (the “Note”) in the principal amount of $1,000,000 to an accredited investor that is not a related party of the Company, pursuant to a securities purchase agreement, in reliance on Regulation S under the Securities Act of 1933, as amended. The Note bears interest at 6% per annum, compounded annually, payable only upon cash repayment and not upon conversion, and matures on the later of the twelve-month anniversary of issuance and the expiration or termination of the lock-up period entered into in connection with the proposed business combination with Calisa Acquisition Corp. (the “Business Combination”). The Note may not be prepaid without the investor’s consent.

Following the consummation of the Business Combination and expiration of the lock-up period, the principal amount is convertible into Class A ordinary shares of the surviving public company at $10.00 per share, contingent upon the volume-weighted average price of such shares equaling or exceeding $12.50 per share for any 10 of 30 consecutive trading days following expiration of the lock-up period. If this condition is not met, the investor has the right to require cash repayment of the principal amount then outstanding plus accrued interest. The Company also entered into a registration rights agreement covering the resale of the shares issuable upon conversion. The Note was issued subsequent to March 31, 2026 and is not reflected in the accompanying condensed consolidated balance sheet as of that date.

Other than the matters described above, management is not aware of any other subsequent events requiring recognition or disclosure in these financial statements.